Stock-Based Compensation - Grants of Awards (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
RSU's granted		96	160
Weighted average GDFV		$ 57.07	$ 86.62
Dividend rate	0.00%
Minimum
Stock-Based Compensation
Vesting period	1 year	1 year
Maximum
Stock-Based Compensation
Vesting period	5 years	5 years
Series A and B GCI Group common stock
Stock-Based Compensation
RSU's granted	0
Time-based restricted stock units | Share-based payment arrangement, employee | GCI employees | Series C GCI Group common stock
Stock-Based Compensation
RSU's granted	105
Weighted average GDFV	$ 37.85
Time-based restricted stock units | Share-based payment arrangement, employee | GCI employees | Series C GCI Group common stock | Minimum
Stock-Based Compensation
Vesting period	1 year
Time-based restricted stock units | Share-based payment arrangement, employee | GCI employees | Series C GCI Group common stock | Maximum
Stock-Based Compensation
Vesting period	3 years
Performance based restricted stock units | Share-based payment arrangement, employee | GCI employees | Series C GCI Group common stock
Stock-Based Compensation
RSU's granted	59
Weighted average GDFV	$ 37.85
Performance based restricted stock units | Share-based payment arrangement, employee | Chief executive officer | Series C GCI Group common stock
Stock-Based Compensation
RSU's granted	18
Weighted average GDFV	$ 37.85
Share-based payment arrangement, option | Share-based payment arrangement, employee | Chief executive officer | Series C GCI Group common stock
Stock-Based Compensation
Grant of options to purchase	814
Weighted average grant date fair value	$ 12.35
Share-based payment arrangement, option | Share-based payment arrangement, employee | Chief executive officer | Series C GCI Group common stock | Dec 31, 2026
Stock-Based Compensation
Award vesting rights, percentage	0.33%
Share-based payment arrangement, option | Share-based payment arrangement, employee | Chief executive officer | Series C GCI Group common stock | Dec 31, 2027
Stock-Based Compensation
Award vesting rights, percentage	0.33%
Share-based payment arrangement, option | Share-based payment arrangement, employee | Chief executive officer | Series C GCI Group common stock | Dec 31, 2028
Stock-Based Compensation
Award vesting rights, percentage	0.33%
Share-based payment arrangement, option | Share-based payment arrangement, non-employee | Non-employee directors | Series C GCI Group common stock
Stock-Based Compensation
Weighted average GDFV	$ 11.53
Grant of options to purchase	33